Note 25 Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments		€ 75	€ 37	€ 44
Interest Expenses Benefit Commitments		342	257	265
Interest Income Benefit Commitments		(267)	(220)	(220)
Personnel expense consolidated income statement impact		130	120	121
Defined contribution plan expense		87	71	72
Defined benefit plans expense		43	49	49
Net Provisions post employment and other employee benefit commitments		(89)	61	210
Early Retirement Expense		0	100	224
Past service cost expense on income statement		34	(28)	(8)
Remeasurements on income statement	[1]	(126)	(16)	(11)
Other provision expense impact on income statement		3	6	4
Total consolidated income statement impact		€ 116	€ 218	€ 375

[1]	(1) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).